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Family of Funds

The Rightime Fund

The Rightime Government Securities Fund

The Rightime Blue Chip Fund

The Rightime Social Awareness Fund

The Rightime MidCap Fund

Annual Report
October 31, 1996



[LOGO]
Family of Funds

Table of Contents

Portfolios

The Rightime Fund                           3
The Rightime Government Securities Fund     5
The Rightime Blue Chip Fund                 6
The Rightime Social Awareness Fund         16
The Rightime MidCap Fund                   17

Financial Statements

Statement of Assets & Liabilities          18
Statement of Operations                    20
Statement of Changes in Net Assets         22
Financial Highlights                       24

Notes to Financial Statements

Notes & Schedules                          26

Report of Independent

Certified Public Accountants               31

Performance Comparisons

The Rightime Fund                          32
The Rightime Government Securities Fund    34
The Rightime Blue Chip Fund                36
The Rightime Social Awareness Fund         38
The Rightime MidCap Fund                   40



[LOGO]
Family of Funds

1996
Annual Report
The Rightime Fund, Inc.

Dear Shareholder:

It is a question we hear more frequently these days: Is risk management still necessary? With the retirement of the baby-boomers under funded and that generation entering what have typically been the prime saving years, increased savings could nullify market swings. That is the theory. It would be wonderful if this turned out to be true. It also would be unprecedented.

Since the beginning of capitalism, and possibly before, asset values have oscillated from periods of undervaluation to periods of overvaluation. Each peak accrues its own rationalizations as to why it will be different this time. It is the same with each decline. We could argue the individual points of the baby-boomer theory. Points such as: the boomers have never done things the same as the preceding generations -- why would they start now? They bought their first homes and had children later. Both spouses worked even after the children were born. Why will they start saving at age 50 mirroring the generations that came before them? And even if they do, will those increased savings propel the market ever higher?

There are other considerations also. And yet, the "age-wave theorists" could answer each of our arguments. However, the individual points are not important here. We certainly believe that demographics play a role in asset values. But they cannot remove the fluctuations in asset values. What is important is that the more we believe that the market declines can no longer occur, the more vulnerable we are and the more likely the drop will be severe. There is a very simple reason for this. As we lose our fear, the more risk we take. Prices get irrationally bid up until eventually, someone becomes rational. The selling starts. Our rationalizations dissolve and the market falls. We believe that until human nature changes there is a very real need for risk management. The need is even greater when the perception is that risk no longer exists.

We are in the sixth year of one of the longest bull markets in history. A slow, steady ascent began in late 1990 only to accelerate in 1995 and 1996. More than $130 billion poured into equity-based mutual funds in 1995, setting an annual record and helping to fuel one of the most robust rallies of the last 30 years. The record cash flows of 1995 were quickly eclipsed in 1996 as more than $200 billion flowed into equity funds through October.

Early in 1996 stocks extended 1995's rally but faltered seriously in July. In less than two months extreme bullishness deteriorated to bearishness and fear returned. Some even began to utter the "bear" word and many readily admitted that this was the long awaited correction. Just as fears rose the market turned up, and by late summer stocks were reclaiming earlier losses.

Subtle warnings of growing risk appeared in April. Long term interest rates had risen from just below 6% to 7%. Corporate earnings growth slowed markedly. Yet these alerts were barely audible above the frenzy possessing the equity markets. The Rightime Market Model (RTMM(registered trademark)) heard those faint alerts and established a conservative position in all the equity funds of the Rightime Family. The funds avoided the volatility of the early summer.

Yet by late August equities again rallied. The market seemed to be betting that inflation fears would dissipate, earnings growth would stabilize and the economy would continue to grow at a noninflationary rate. The market turned out to be correct. Our models, however, did not detect real evidence of this shift until early November when RTE once again established a fully invested position in stocks.

Earlier this year economists and investors were predicting that months of steady growth and low unemployment would push inflation higher. This has not happened. The economy is losing steam and the sluggishness seen in the third quarter has not been eliminated. The interest rate environment is favorable as both long and short rates are declining. Retail sales have been weak; consumer-price and producer-price growth has been tame. Personal bankruptcies are at record levels, and agricultural commodity prices have stabilized. Consumer debt levels are at all-time highs possibly constraining future purchases. We really do seem to be in a slow-growth without inflation environment.

September and early October were uncomfortable for us and, we are sure, for our investors as well. However, as uncomfortable as this time had been, it is not unusual. The model has never been perfect. In fact, in one sense, our entire history has been a series of imperfect allocations. Yet each allocation in succession has resulted in a disciplined investment program that has provided good risk-adjusted returns. Every market decline of any significance has been characterized by overvaluation at the outset. Yet not every overvalued market has resulted in a significant decline. We believe you must invest as if every period of overvaluation could result in a decline. It is the only way to protect principal. That is why we established a conservative position in April and maintained it until November.

The Rightime Market Models (RTMM(registered trademark)) have successfully directed our investments. Today, equities are showing strength and the RTMM(registered trademark) has signaled a commitment to equities. The RTMM(registered trademark) continue to guide our investment decisions and provide the discipline to manage in today's environment. We thank you for your continued support.

David J. Rights, President




October 31, 1996

The Rightime Fund
Portfolio of Investments
                                                  Value
Shares                                           (Note 1)
------------                                  ------------
EQUITY FUNDS: (9.91%)
        18  Alliance Quasar Fund Class A      $        488
    16,402  Janus Twenty Fund                      523,223
    16,969  Janus Venture Fund                     969,948
    27,349  Lindner Growth Fund                    741,160
    33,590  Mutual Beacon Fund                   1,331,525
    81,108  Neuberger Guardian Fund              2,042,301
    44,386  Nicholas II Fund                     1,440,325
   131,020  Pennsylvania Mutual Fund             1,075,672
   157,476  Putnam OTC Emerging
            Growth Fund                          2,574,740
   108,893  Putnam Vista Basic Fund              1,188,023
   188,179  Putnam Voyager Fund                  3,215,972
    47,407  SteinRoe Capital Opportunity Fund    1,390,937
                                              ------------
Total Equity Funds
(cost $12,743,237)                              16,494,314
                                              ------------

MONEY MARKET FUNDS: (40.74%)
11,248,035  AIM Money Market Fund               11,248,035
 1,381,845  Delaware Group Cash Reserve          1,381,845
12,747,916  Fidelity U.S. Government Reserves   12,747,916
11,558,521  IDS Cash Management
            Prime Fund                          11,558,521
 3,071,039  Janus Money Market Fund              3,071,039
 7,991,212  MFS Money Market Fund                7,991,212
 6,704,536  New England  Money Market Fund       6,704,536
 1,536,331  Nicholas Money Market Fund           1,536,331
 2,901,496  Oppenheimer Money Market Fund        2,901,496
 5,112,400  Putnam Daily Dividend Trust Fund     5,112,400
 3,578,032  Seligman Cash Management Fund -
            Prime Portfolio                      3,578,032
     1,903  Value Line Cash Fund                     1,903
                                              ------------
Total Money Market Funds
(cost $67,833,266)                              67,833,266
                                              ------------

Principal                                         Value
Amount                                          (Note 1)
------------                                  ------------

SHORT-TERM INVESTMENTS (49.34%)
Repurchase Agreement (4.99%)(b)
$ 8,300,000  Smith-Barney Inc.
             5.60%; 11/1/96 (cost $8,300,000;
             maturity value $8,301,291)       $  8,300,000
                                              ------------
United States Treasury Bills (44.35%)(c)
 65,000,000  4.83%; 11/7/96                     64,948,433
  9,000,000  5.01%; 1/23/97                      8,896,354
                                              ------------
Total United States Treasury Bills
(cost $73,844,787)                              73,844,787
                                              ------------
Total Short-term Investments
(cost $82,144,787)                              82,144,787
                                              ------------
Total Investments
(cost $162,721,290)(99.99%)(a)                 166,472,367
Other Assets Less Liabilities (.01%)                17,913
                                              ------------
Net Assets (100.00%)                          $166,490,280
                                              ============
(a) Aggregate cost for federal income tax purposes is $162,721,290. At October 31, 1996 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation                   $3,751,077
Gross unrealized depreciation                            0
                                                ----------
Net unrealized appreciation                     $3,751,077
                                                ==========

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $8,475,708, which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 1996, the market value of $988,484 of the U.S.
    Treasury Bills were pledged to cover margin requirements for futures contracts.

Futures contracts at October 31, 1996:
(Contracts-$500 times premium/delivery
month/commitment)

                                               Unrealized
                                              Depreciation
                                             -------------
S&P 500 Stock Index
55/Dec/Sell                                    $(1,111,000)
                                               ===========

See accompanying notes to financial statements



October 31, 1996

The Rightime
Government Securities Fund
Portfolio of Investments

Principal                                         Value
Amount                                           (Note 1)
------------                                  ------------

U.S. GOVERNMENT OBLIGATIONS (47.73%)
$5,000,000  U.S. Treasury Bond  6.875%;
            8/15/25                            $ 5,113,550
                                               -----------
Total U.S. Government Obligations
(cost $4,853,125)                                5,113,550
                                               -----------

SHORT-TERM INVESTMENTS (51.27%)
Repurchase Agreements (4.67%)(b)
   500,000  Smith Barney Inc.
            5.60%; 11/1/96 (cost $500,000;
            maturity value $500,078)           $   500,000
                                               -----------
United States Treasury Bills (46.60%)(c)
 4,500,000  4.83%; 11/7/96                       4,496,430
   500,000  5.41%; 1/9/97                          495,256
                                               -----------
Total United States Treasury Bills
(cost $4,991,686)                                4,991,686
                                               -----------
Total Short-term Investments
(cost $5,491,686)                                5,491,686
                                               -----------
Total Investments
(cost $10,344,811)(99.00%)(a)                   10,605,236
Other Assets Less Liabilities (1.00%)              107,375
                                               -----------
Net Assets (100.00%)                           $10,712,611
                                               ===========

(a) Aggregate cost for federal income tax purposes is $10,334,811. At October 31, 1996 unrealized appreciation
    (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation                   $  260,425
Gross unrealized depreciation                            0
                                                ----------
Net unrealized appreciation                     $  260,425
                                                ==========

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $510,585, which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 1996, the market value of $495,256 of the U.S. Treasury Bill was pledged to cover margin requirements for futures contracts.

Futures contracts at October 31, 1996:
(Contracts-$1000 times premium/delivery
month/commitment)
                                                Unrealized
                                              Depreciation
                                              ------------
U.S. Treasury Bonds:
51/Dec/Sell                                    $  (333,094)
                                               ===========

See accompanying notes to financial statements



October 31, 1996

The Rightime Blue Chip Fund
Portfolio of Investments

                                                 Value
Shares                                          (Note 1)
------------                                  ------------

COMMON STOCK (48.89%)

INDUSTRIALS (36.80%)
Aerospace/Defense (1.05%)
 8,920  Boeing Company                        $    850,745
 1,704  General Dynamics Corp.                     116,937
 5,218  Lockheed Martin Corp.                      467,663
 5,796  McDonnell Douglas Corp.                    315,882
 1,428  Northrop Grumman Corp.                     115,311
 6,443  Raytheon Company                           317,318
 5,815  Rockwell International Corp.               319,825
 3,258  United Technologies Corp.                  419,467
                                              ------------
                                                 2,923,148
                                              ------------

Aluminum (0.17%)
 4,939  Alcan Aluminium Ltd.                       162,370
 3,928  Aluminum Co. of America                    230,279
 1,302  Reynolds Metals Co.                         73,237
                                              ------------
                                                   465,886
                                              ------------

Automobiles (0.92%)
19,738  Chrysler Corp.                             663,690
27,688  Ford Motor Co.                             865,250
19,301  General Motors Corp.                     1,039,841
                                              ------------
                                                 2,568,781
                                              ------------

Auto Parts After Market (0.16%)
 2,186  Cooper Tire & Rubber Corp.                  42,900
 1,375  Echlin, Inc.                                44,859
 3,503  Genuine Parts Co.                          153,256
 4,362  Goodyear Tire & Rubber Co.                 200,107
                                              ------------
                                                   441,122
                                              ------------
Beverages (Alcoholic) (0.39%)
12,820  Anheuser-Busch Companies, Inc.             493,570
 2,520  Brown-Forman Corp. Class B                 108,990
   984  Coors (Adolph) Co. Class B                  19,188
12,164  Seagram Co. Ltd.                           460,711
                                              ------------
                                                 1,082,459
                                              ------------

Beverages (Soft Drinks) (1.59%)
63,402  Coca-Cola Co.                            3,201,801
40,904  PepsiCo, Inc.                            1,211,781
                                              ------------
                                                 4,413,582
                                              ------------

Broadcast Media (0.11%)
 6,851  Comcast Corp. Class A Spl                  101,052
16,841  Tele-Communications,
        Inc. Class A*                              209,460
                                              ------------
                                                   310,512
                                              ------------

Building Materials (0.10%)
 3,446  Masco Corp.                                108,118
 1,342  Owens-Corning Fiberglass Corp.*             52,003
 2,409  Sherwin-Williams Co.                       120,751
                                              ------------
                                                   280,872
                                              ------------

Chemicals (1.19%)
 3,995  Applied Materials, Inc.*                   105,618
 3,626  Air Products & Chemicals, Inc.             217,560
 7,791  Dow Chemical Co.                           605,750
12,640  Du Pont (E.I.) de Nemours
        and Company                              1,172,360
 1,773  Goodrich (B.F.) Co.                         75,131
 2,517  Hercules, Inc.                             119,872
14,855  Monsanto Company                           588,629
 3,526  Praxair, Inc.                              156,026
 1,370  Rohm & Haas Co.                             97,784
 3,595  Union Carbide Corp.                        153,237
                                              ------------
                                                 3,291,967
                                              ------------

Chemicals (Diversified) (0.25%)
 1,557  Avery Dennison Corp.                       102,567
 3,692  Englehard Corp.                             67,379
 1,182  FMC Corp.*                                  87,025
 2,580  Mallinckrodt Inc.                          112,230
 5,845  PPG Industries, Inc.                       333,165
                                              ------------
                                                   702,366
                                              ------------

Chemicals (Specialty) (0.19%)
 2,502  Fresenious Medical Care - ADR               74,434
 2,385  Grace (W.R.) & Co.                         126,405
 1,785  Great Lakes Chemical Corp.                  93,043
 4,369  Morton International, Inc.                 172,029
 1,865  Nalco Chemical Co.                          67,839
                                              ------------
                                                   533,750
                                              ------------

Commercial Services (0.05%)
 1,418  Ecolab, Inc.                                51,757
 1,410  National Service Industries Inc.            48,645
 1,206  Ogden Corp.                                 21,859
   857  Safety-Kleen Corp.                          13,391
                                              ------------
                                                   135,652
                                              ------------

Communication (Equipment/
Manufacturers) (0.67%)
 1,476  Andrew Corp.*                               71,955
 5,011  Bay Networks                               101,473
 1,768  Cabletron Systems*                         110,279
14,009  Cisco Systems, Inc.*                       866,807
 2,964  DSC Communications Corp.*                   41,125
 7,226  Northern Telecom Ltd.                      470,593
 1,968  Scientific-Atlanta, Inc.                    28,536
 2,041  Tellabs, Inc.*                             173,740
                                              ------------
                                                 1,864,508
                                              ------------

Computer Software & Services (1.69%)
 5,840  Alltel Corp.                               178,120
 1,196  Autodesk, Inc.                              27,359
 7,505  Automatic Data Processing, Inc.            312,396
 8,944  Computer Associates
        International, Inc.                        528,814
 1,336  Computer Sciences Corp.*                    99,198
 2,628  First Data Corp.                           209,583
16,041  Microsoft Corp.*                         2,201,627
 9,425  Novell, Inc.*                               87,181
16,821  Oracle Corp.*                              711,739
   641  Shared Medical Systems Corp.                30,928
 4,148  Silicon Graphics Inc.*                      76,738
 3,670  Sun Microsystems Corp.*                    223,870
                                              ------------
                                                 4,687,553
                                              ------------

Computer Systems (1.14%)
 3,342  Amdahl Corp.*                               34,255
 3,097  Apple Computer, Inc.                        71,231
 1,216  Ceridian Corp.*                             60,344
 6,759  Compaq Computer Corp.*                     470,595
   732  Data General Corp.*                         10,889
 3,802  Digital Equipment Corp.*                   112,159
 1,123  Intergraph Corp.*                           10,528
14,317  International Business
        Machines Corp.                           1,846,893
 3,237  LSI Logic Corp.                             85,781
 5,277  Micron Technology Inc.                     133,904
 3,031  Tandem Computers, Inc.*                     38,266
 3,795  3 Com Corporation*                         256,637
 4,995  Unisys Corp.*                               31,219
                                              ------------
                                                 3,162,701
                                              ------------

Conglomerates (0.32%)
 2,408  Allegheny Teledyne Inc.                     51,471
 2,854  IIT Hartford Group, Inc.                   179,802
 2,958  ITT Corp.                                  124,236
 2,497  ITT Industries, Inc.                        58,055
 5,302  Tenneco, Inc.                              262,449
 2,409  Textron, Inc.                              213,799
                                              ------------
                                                   889,812
                                              ------------

Containers (Metal & Glass) (0.08%)
   590  Ball Corp.                                  14,234
 2,532  Crown Cork & Seal Co., Inc.*               121,536
 1,263  Willamette Industries, Inc.                 85,253
                                              ------------
                                                   221,023
                                              ------------

Containers (Paper) (0.06%)
 1,483  Bemis Company, Inc.                         51,905
 2,386  Stone Container Corp.                       36,387
 1,482  Temple-Inland, Inc.                         75,953
                                              ------------
                                                   164,245
                                              ------------

Cosmetics (0.44%)
   708  Alberto-Culver Co. Class B                  32,391
 3,538  Avon Products, Inc.                        191,936
11,538  Gillette Co.                               862,466
 3,173  International Flavors &
        Fragrances, Inc.                           131,283
                                              ------------
                                                 1,218,076
                                              ------------

Electrical Equipment (2.00%)
 6,956  AMP, Inc.                                  235,635
 5,639  Emerson Electric Co.                       501,871
42,764  General Electric Co.                     4,137,417
 2,805  General Instrument                          56,451
 1,483  Grainger (W.W.), Inc.                      109,927
 3,278  Honeywell, Inc.                            203,646
 1,050  Raychem Corp.                               82,031
 1,112  Thomas & Betts Corp.                        47,121
11,186  Westinghouse Electric Corp.                191,560
                                              ------------
                                                 5,565,659
                                              ------------

Electronics (Defense) (0.03%)
 1,415  E G & G, Inc.                               24,939
 4,460  Loral Space &
        Communications Ltd*                         70,803
                                              ------------
                                                    95,742
                                              ------------

Electronics (Instrumentation) (0.46%)
26,614  Hewlett-Packard Co.                      1,174,343
 1,135  Perkin-Elmer Corp.                          60,864
   844  Tektronix, Inc.                             33,022
                                              ------------
                                                 1,268,229
                                              ------------

Electronics (Semiconductors) (1.22%)
 2,440  Advanced Micro Devices, Inc.*               43,310
21,427  Intel Corp.                              2,354,292
15,293  Motorola, Inc.                             703,478
 3,164  National Semiconductor Corp.*               60,907
 4,785  Texas Instruments, Inc.                    230,278
                                              ------------
                                                 3,392,265
                                              ------------

Engineering & Construction (0.07%)
 2,248  Fluor Corp.                                147,244
 1,148  Foster Wheeler Corp.                        47,068
                                              ------------
                                                   194,312
                                              ------------

Entertainment (0.38%)
15,548  Walt Disney Company                      1,024,224
   769  King World Productions, Inc.*               27,684
                                              ------------
                                                 1,051,908
                                              ------------

Foods (1.14%)
18,650  Archer Daniels Midland Co.                 405,637
 3,675  CPC International, Inc.                    289,866
 6,036  ConAgra, Inc.                              301,046
 4,240  Darden Restaurants, Inc.                    35,510
 4,551  General Mills, Inc.                        259,976
 9,595  Heinz (H.J.) Co.                           340,623
 4,410  Hershey Foods Corp.                        213,334
 5,522  Kellogg Co.                                350,647
 4,256  Quaker Oats Co.                            151,088
 2,684  Ralston Purina Co.                         177,480
12,373  Sara Lee Corp.                             439,242
 3,307  Wrigley, (Wm) Jr. Co.                      199,247
                                              ------------
                                                 3,163,696
                                              ------------

Food Wholesalers (0.09%)
   965  Fleming Companies, Inc.                     16,767
 2,034  Super Valu Stores                           60,511
 5,214  Sysco Corp.                                177,276
                                              ------------
                                                   254,554
                                              ------------

Gold Mining (0.28%)
 9,158  Barrick Gold Corp.                         239,253
 5,200  Battle Mountain Gold Co.                    39,650
 2,805  Echo Bay Mines Ltd.                         21,914
 4,706  Freeport McMoran Copper &
        Gold, Inc. Class B                         142,945
 3,595  Homestake Mining Co.                        51,229
 2,101  Newmont Mining Corp.                        97,171
 6,128  Placer Dome Group, Inc.                    147,072
 3,383  Santa Fe Pacific Gold Corp.                 40,173
                                              ------------
                                                   779,407
                                              ------------

Hardware & Tools (0.08%)
 2,497  Black & Decker Corp.                        93,325
 2,014  Snap-On Tools Corp.                         64,700
 2,322  Stanley Works                               65,596
                                              ------------
                                                   223,621
                                              ------------

Health Care (Diversified) (2.03%)
19,998  Abbott Laboratories                      1,012,399
16,854  American Home Products Corp.             1,032,307
12,718  Bristol-Myers Squibb Co.                 1,344,929
33,226  Johnson & Johnson                        1,636,380
 4,533  United Healthcare Corp.                    171,687
 6,930  Warner-Lambert Co.                         440,921
                                              ------------
                                                 5,638,623
                                              ------------

Health Care (Drugs) (1.95%)
13,803  Lilly (Eli) & Co.                          973,112
31,161  Merck & Co., Inc.                        2,309,809
 5,585  Pharmacia & Upjohn, Inc.                   201,060
15,772  Pfizer, Inc.                             1,305,133
 9,775  Schering-Plough Corp.                      625,600
                                              ------------
                                                 5,414,714
                                              ------------

Health Care (Miscellaneous) (0.04%)
 1,968  ALZA Corp.*                                 50,922
 1,575  Beverly Enterprises, Inc.*                  19,491
 1,154  Manor Care, Inc.                            45,294
                                              ------------
                                                   115,707
                                              ------------

Heavy Duty Trucks & Parts (0.11%)
   892  Cummins Engine Co., Inc.                    37,129
 2,267  Dana Corp.                                  67,160
 2,262  Eaton Corp.                                135,154
 1,974  Navistar International Corp.*               18,259
   831  PACCAR, Inc.                                46,328
                                              ------------
                                                   304,030
                                              ------------

Hospital Management Companies (0.27%)
16,866  Columbia Healthcare Corp.                  602,959
 1,488  Community Psychiatric Centers*              13,206
 6,384  Tenet Healthcare Corp.*                    133,266
                                              ------------
                                                   749,431
                                              ------------

Homebuilding (0.02%)
   595  Centex Corp.                                17,924
   765  Kaufman & Broad Home Corp.                   9,180
   711  Pulte Corp.                                 18,841
                                              ------------
                                                    45,945
                                              ------------

Hotel/Motel (0.12%)
 2,678  Harrah's Entertainment, Inc.*               44,856
 3,384  Hilton Hotels Corp.                        102,789
 3,237  Marriott International Corp.               184,104
                                              ------------
                                                   331,749
                                              ------------

Household Furnishings & Appliances (0.07%)
   769  Armstrong World Industries, Inc.            51,331
 2,653  Maytag Corp.                                52,728
 1,909  Whirlpool Corp.                             90,200
                                              ------------
                                                   194,259
                                              ------------

Household Products (1.06%)
 1,655  Clorox Company                             180,602
 3,826  Colgate-Palmolive Co.                      351,992
17,908  Procter & Gamble Co.                     1,772,892
 4,173  Unilever N.V.                              637,947
                                              ------------
                                                 2,943,433
                                              ------------

Housewares (0.15%)
 5,210  Newell Co.                                 147,834
 2,044  Premark International, Inc.                 42,668
 4,684  Rubbermaid, Inc.                           108,903
 2,044  Tupperware Corp.                           105,011
                                              ------------
                                                   404,416
                                              ------------

Insurance Brokers (0.09%)
   954  Alexander & Alexander Services, Inc.        14,549
 2,204  Marsh & McLennan Cos., Inc.                229,492
                                              ------------
                                                   244,041
                                              ------------

Leisure Time (0.04%)
 1,196  Bally Entertainment Corp.*                  36,030
 2,386  Brunswick Corp.                             56,071
   415  Outboard Marine Corp.                        6,432
                                              ------------
                                                    98,533
                                              ------------
Machine Tools (0.01%)
   648  Cincinnati Milacron, Inc.                   12,393
   707  Giddings & Lewis Co.                         8,307
                                              ------------
                                                    20,700
                                              ------------

Machinery (Diversified) (0.37%)
   724  Briggs & Stratton Corp.                     28,960
 5,852  Caterpillar, Inc.                          401,593
 2,380  Cooper Industries Inc.                      95,795
 6,650  Deere & Co.                                277,637
 1,196  Harnischfeger Industries, Inc.              47,840
 2,952  Ingersoll-Rand Co.                         122,877
 1,138  Lucasvarity Plc - ADR                       45,805
                                              ------------
                                                 1,020,507
                                              ------------

Manufacturing (Diversified Industries) (0.34%)
 1,419  Case Corp.                                  65,984
   657  Crane Company                               30,551
 2,517  Dover Corp.                                129,311
 2,460  Illinois Tool Works, Inc.                  172,815
 1,168  Johnson Controls, Inc.                      85,264
 1,129  Millipore Corp.                             39,515
   241  Nacco Industries, Inc.                      11,146
 3,356  Pall Corp.                                  85,997
 1,569  Parker Hannifin Corp.                       59,426
   785  Timken Co.                                  35,031
   595  Trinova Corp.                               19,561
 4,180  Tyco International Ltd.                    207,432
                                              ------------
                                                   942,033
                                              ------------

Medical Products & Supplies (0.50%)
 1,443  Allegiance Corp.                            27,056
 1,575  Bard (C.R.), Inc.                           44,494
 1,860  Bausch & Lomb, Inc.                         62,775
 7,218  Baxter International, Inc.                 300,449
 3,870  Becton, Dickinson & Co.                    168,345
 3,728  Biomet, Inc.*                               60,114
 3,293  Boston Scientific Corp.*                   179,057
 6,016  Medtronic, Inc.                            387,280
 1,843  St. Jude Medical, Inc.*                     72,799
 1,403  Sigma Aldrich Corp.                         82,426
                                              ------------
                                                 1,384,795
                                              ------------

Metals Miscellaneous (0.09%)
   954  ASARCO, Inc.                                25,042
 2,082  Cyprus Amax Minerals Co.                    47,105
 2,621  Inco Ltd.                                   83,217
 1,487  Phelps Dodge Corp.                          93,495
                                              ------------
                                                   248,859
                                              ------------

Miscellaneous (1.97%)
 3,501  Alco Standard Corp.                        162,359
 2,036  Allergan, Inc.                              62,098
 7,162  Allied-Signal, Inc.                        469,111
 1,667  American Greetings Corp.                    48,864
 6,858  Amgen Corp.*                               420,481
 3,468  Block (H.R.), Inc.                          85,833
 6,623  Corning, Inc.                              256,641
 7,416  CUC International, Inc. *                  181,692
 2,335  Deluxe Corp.                                76,179
 3,108  Dial Corp.                                  42,735
 4,362  Donnelley (R.R.) & Sons Co.                132,496
   333  Eastern Enterprises                         12,821
 2,193  Eastman Chemical Co.                       115,681
 8,920  Eastman Kodak Co.                          711,370
 1,077  General Signal Corp.                        43,888
 1,901  Harcourt General Corp.                      94,575
   785  Harland (John H.) Co.                       24,433
   695  Harris Corp.                                43,524
   934  Imation Corp.                               25,568
 2,056  Interpublic Group                           99,716
   808  Jostens, Inc.                               17,372
 1,087  Kerr-McGee Corp.                            68,209
 3,452  Loews Corp.                                285,221
 9,344  Minnesota Mining &
        Manufacturing Co.                          715,984
 2,115  Pioneer Hi-Bred International Corp.        141,969
   949  Polaroid Corp.                              38,553
 5,084  Price / Costco Inc.*                       101,045
 5,222  Service Corp. International                148,827
   544  Springs Industries, Inc.                    24,548
 1,785  TRW, Inc.                                  161,542
 1,396  U S Surgical Corp.                          58,457
10,273  Viacom, Inc. Class B*                      335,157
 3,108  Viad Corp.                                  45,066
 3,868  Whitman Corp.                               93,799
 2,444  The Williams Cos., Inc.                    127,699
                                              ------------
                                                 5,473,513
                                              ------------

Office Equipment & Supplies (0.29%)
 2,205  Moore Corp. Ltd.                            44,651
 4,784  Pitney Bowes, Inc.                         267,306
10,380  Xerox Corp.                                481,372
                                              ------------
                                                   793,329
                                              ------------

Oil & Gas Drilling (0.03%)
   511  Helmerich & Payne, Inc.                     27,658
 2,656  Rowan Companies, Inc.*                      59,428
                                              ------------
                                                    87,086
                                              ------------

Oil (Exploration & Production) (0.17%)
 2,684  Burlington Resources, Inc.                 135,206
   742  Louisiana Land & Exploration Co.            42,201
 2,959  Oryx Energy Co.*                            56,961
 1,947  Santa Fe Energy Resources, Inc.*            27,745
 5,013  Union Pacific Resources Group              137,858
 1,196  Western Atlas, Inc.*                        82,973
                                              ------------
                                                   482,944
                                              ------------

Oil (Domestic Integrated) (0.69%)
 3,075  Amerada Hess Corp.                         170,278
 1,316  Ashland Inc.                                55,930
 4,590  Atlantic Richfield Co.                     608,175
 9,106  Occidental Petroleum Corp.                 223,097
   909  Pennzoil Co.                                46,359
 7,475  Phillips Petroleum Co.                     306,475
 2,255  Sun Co. Inc.                                50,456
 8,569  USX-Marathon Group                         187,447
 6,999  Unocal Corp.                               256,338
                                              ------------
                                                 1,904,555
                                              ------------

Oil (International Integrated) (3.12%)
10,501  Amoco Corp.                                795,451
16,323  Chevron Corp.                            1,073,237
31,225  Exxon Corp.                              2,767,316
 9,858  Mobil Corp.                              1,150,921
13,501  Royal Dutch Petroleum Co.                2,232,728
 6,459  Texaco, Inc.                               656,396
                                              ------------
                                                 8,676,049
                                              ------------

Oil Well Equipment & Services (0.38%)
 4,046  Baker Hughes, Inc.                         144,139
 5,207  Dresser Industries, Inc.                   171,180
 3,268  Halliburton Co.                            185,051
 1,324  McDermott International, Inc.               23,501
 5,389  Schlumberger Ltd.                          534,185
                                              ------------
                                                 1,058,056
                                              ------------

Paper & Forest Products (0.69%)
 1,196  Boise Cascade Corp.                         37,076
 1,794  Champion International Corp.                78,039
 2,320  Georgia-Pacific Corp.                      174,000
 6,883  International Paper Co.                    294,248
 2,034  James River Corp.                           64,071
 7,988  Kimberly-Clark Corp.                       744,881
 1,996  Louisiana Pacific Corp.                     41,667
 1,190  Mead Corp.                                  67,532
   662  Potlatch Corp.                              28,300
 1,549  Union Camp Corp.                            75,514
 2,267  Westvaco Corp.                              64,609
 5,211  Weyerhaeuser Co.                           239,055
                                              ------------
                                                 1,908,992
                                              ------------

Pollution Control (0.24%)
 4,837  Browning-Ferris Industries, Inc.           126,971
 6,064  Laidlaw, Inc. Class B                       71,252
13,857  WMX Technologies, Inc.                     476,334
                                              ------------
                                                   674,557
                                              ------------

Publishing (0.31%)
 4,737  Dun & Bradstreet Corp.                     274,154
 2,806  McGraw-Hill, Inc.                          131,531
   711  Meredith Corp.                              35,728
11,059  Time Warner, Inc.                          411,948
                                              ------------
                                                   853,361
                                              ------------

Publishing (Newspapers) (0.31%)
 2,717  Dow Jones & Co., Inc.                       89,661
 3,966  Gannett Co., Inc.                          300,920
 2,966  Knight-Ridder, Inc.                        110,854
 2,211  New York Times Co. Class A                  79,872
 2,838  Times Mirror Co. Class A                   131,258
 1,872  Tribune Co.                                153,036
                                              ------------
                                                   865,601
                                              ------------

Restaurants (0.32%)
   606  Luby's Cafeterias, Inc.                     12,726
18,048  McDonald's Corp.                           800,880
 1,409  Ryan's Family Steak Houses, Inc.*           10,391
 1,209  Shoney's, Inc.*                              8,916
 2,520  Wendy's International, Inc.                 51,975
                                              ------------
                                                   884,888
                                              ------------

Retail Stores (Department) (0.30%)
 2,805  Dillard Dept. Stores, Inc. Class A          89,059
 6,486  May Department Stores Co.                  307,274
   756  Mercantile Stores Co., Inc.                 37,517
 2,193  Nordstrom, Inc.                             79,085
 6,001  J.C. Penney Co.                            315,052
                                              ------------
                                                   827,987
                                              ------------

Retail Stores (Drugs) (0.12%)
   644  Longs Drug Stores Corp.                     28,900
 2,186  Rite Aid Corp.                              74,324
 6,413  Walgreen Co.                               242,091
                                              ------------
                                                   345,315
                                              ------------

Retail Stores (Food Chains) (0.29%)
 7,321  Albertson's, Inc.                          251,659
 4,281  American Stores Co.                        177,126
 1,711  Giant Food, Inc. Class A                    57,746
   898  Great Atlantic & Pacific
        Tea Co., Inc.                               26,940
 3,185  Kroger Co.*                                142,131
 4,435  Winn-Dixie Stores, Inc.                    148,018
                                              ------------
                                                   803,620
                                              ------------

Retail Stores (General Merchandise) (0.86%)
 5,721  Dayton-Hudson Corp.                        198,090
13,417  K Mart Corp.                               130,816
10,003  Sears, Roebuck & Co.                       483,895
59,622  Wal-Mart Stores, Inc.                    1,587,436
                                              ------------
                                                 2,400,237
                                              ------------

Retail Stores (Specialty) (0.55%)
 2,539  Circuit City Stores, Inc.                   83,152
   769  Footstar Inc.                               16,924
12,256  Home Depot, Inc.                           671,016
 4,709  Lowes Companies, Inc.                      190,126
 2,672  Melville Corp.                              99,532
 1,037  Payless Shoesource Inc                      35,128
 1,628  Pep Boys -Manny, Moe & Jack                 56,980
 1,615  Tandy Corp.                                 60,764
 7,185  Toys R Us, Inc.*                           243,392
 3,462  Woolworth Corp.                             72,702
                                              ------------
                                                 1,529,716
                                              ------------

Retail Stores (Specialty-Apparel) (0.15%)
 2,758  Charming Shoppes, Inc.                      12,756
 8,443  Gap (The), Inc.                            244,847
 4,528  Limited, Inc.                               83,202
 1,828  TJX Companies, Inc.                         73,120
                                              ------------
                                                   413,925
                                              ------------

Shoes (0.17%)
 7,798  NIKE, Inc. Class B                         459,107
 1,031  Stride Rite Corp.                            8,506
                                              ------------
                                                   467,613
                                              ------------

Steel (0.09%)
 3,142  Armco, Inc.*                                11,783
 2,374  Bethlehem Steel Corp.*                      19,289
   876  Inland Steel Industries, Inc.               14,126
 2,489  Nucor Corp.                                117,916
 1,785  USX-U.S. Steel Group                        48,641
 2,026  Worthington Industries, Inc.                42,040
                                              ------------
                                                   253,795
                                              ------------

Telecommunications (Long Distance) (1.10%)
39,731  A T & T Co.                              1,385,619
12,876  Lucent Technologies Inc.                   605,172
16,926  MCI Communications Corp.                   425,266
 9,092  Sprint Corp.                               356,861
11,328  WorldCom, Inc.                             276,120
                                              ------------
                                                 3,049,038
                                              ------------

Textile (Apparel Manufacturers) (0.09%)
 1,755  Fruit of the Loom, Inc.  Class A *          63,838
 1,469  Liz Claiborne, Inc.                         62,065
   898  Russell Corp.                               25,480
 1,503  V.F. Corp.                                  98,259
                                              ------------
                                                   249,642
                                              ------------

Tobacco (0.87%)
 5,536  American Brands, Inc.                      264,344
21,209  Philip Morris Cos., Inc.                 1,964,484
 6,492  UST, Inc.                                  187,457
                                              ------------
                                                 2,416,285
                                              ------------

Toys (0.11%)
 2,489  Hasbro, Inc.                                96,760
 7,014  Mattel, Inc.                               202,529
                                              ------------
                                                   299,289
                                              ------------
Total Industrial                               102,168,576
                                              ------------

TRANSPORTATION (0.72%)
Airlines (0.13%)
 2,047  AMR Corp.*                                 171,948
 1,342  Delta Air Lines, Inc.                       95,114
 3,656  Southwest Airlines Co.                      82,260
 1,384  USAir Group, Inc.*                          24,047
                                              ------------
                                                   373,369
                                              ------------

Railroads (0.51%)
 3,611  Burlington Northern Santa Fe Corp.         297,456
 5,992  CSX Corp.                                  258,405
 1,968  Conrail, Inc.                              187,206
 3,738  Norfolk Southern Corp.                     333,149
 5,919  Union Pacific Corp.                        332,204
                                              ------------
                                                 1,408,420
                                              ------------

Truckers (0.02%)
   898  Caliber System                              15,154
 1,050  Consolidated Freightways, Inc.              25,200
   662  Yellow Corp.                                 8,647
                                              ------------
                                                    49,001
                                              ------------

Transportation (Miscellaneous) (0.06%)
 1,482  Federal Express Corp.*                     119,301
 2,174  Ryder System, Inc.                          64,677
                                              ------------
                                                   183,978
                                              ------------

Total Transportation                             2,014,768
                                              ------------

UTILITIES (4.02%)
Electric Companies (1.46%)
 5,237  American Electric Power Co., Inc.          217,336
 4,205  Baltimore Gas & Electric Co.               114,586
 3,804  Carolina Power & Light Co.                 137,419
 4,683  Central & South West Corp.                 124,100
 4,357  Cinergy Corp.                              144,326
 4,122  Consolidated Edison Co. of N.Y., Inc.      120,568
 3,745  DTE Energy Co.                             112,818
 4,278  Dominion Resources, Inc.                   161,495
 5,099  Duke Power Co.                             249,214
11,147  Edison International                       220,153
 6,404  Entergy Corp.                              179,312
 5,237  FPL Group, Inc.                            240,902
 3,026  GPU Inc.                                    99,480
 7,371  Houston Industries, Inc.                   168,612
 4,284  Niagara Mohawk Power Corp.                  36,414
 1,859  Northern States Power Co.                   87,373
 3,810  Ohio Edison Co.                             79,534
 5,580  PECO Energy Co.                            140,895
10,679  Pacific Gas & Electric Co.                 250,957
 7,139  PacifiCorp                                 150,811
 6,119  Public Service Enterprise Group, Inc.      164,448
16,586  Southern Co.                               366,965
 5,721  Texas Utilities Co.                        231,700
 5,375  Unicom Corp.                               139,750
 2,821  Union Electric Corp.                       108,961
                                              ------------
                                                 4,048,129
                                              ------------

Natural Gas (0.40%)
 3,391  Coastal Corp.                              145,813
 1,500  Columbia Gas Systems, Inc.*                 91,125
 1,273  Consolidated Natural Gas Co.                67,628
 6,401  Enron Corp.                                297,647
 1,361  ENSERCH Corp.                               29,261
 1,028  NICOR, Inc.                                 35,852
 4,588  Noram Energy Corp.                          70,540
   511  ONEOK, Inc.                                 13,733
 2,110  Pacific Enterprises                         64,882
 3,739  Panenergy Corp.                            143,952
   962  Peoples Energy Corp.                        33,911
 2,104  Sonat, Inc.                                103,622
                                              ------------
                                                 1,097,966
                                              ------------

Telephone (2.16%)
12,449  Airtouch Communications Corp.              325,230
13,879  Ameritech Corp.                            759,875
11,025  Bell Atlantic Corp.                        664,256
26,705  BellSouth Corp.                          1,088,229
24,276  GTE Corp.                                1,022,626
10,673  NYNEX Corp.                                474,949
10,749  Pacific Telesis Group                      365,466
15,233  SBC Communications, Inc.                   740,705
13,468  U S West Media Group                       210,438
11,763  U.S. West Communication Group              357,301
                                              ------------
                                                 6,009,075
                                              ------------
Total Utilities                                 11,155,170
                                              ------------

FINANCIAL (7.35%)
Financial Miscellaneous (1.43%)
12,746  American Express Co.                       599,062
 6,660  American General Corp.                     248,085
 4,294  Dean Witter Discover & Co.                 252,809
 4,719  Federal Home Loan Mortgage                 476,619
28,259  Federal National Mortgage
        Association                              1,105,633
 3,377  Green Tree Financial Corp.                 133,814
 5,812  MBNA Corp.                                 219,403
 5,772  Merrill Lynch & Co., Inc.                  405,483
 4,424  Morgan Stanley Group                       222,306
 2,745  Salomon, Inc.                              123,868
 2,520  Transamerica Corp.                         191,205
                                              ------------
                                                 3,978,287
                                              ------------

Life Insurance (0.16%)
 1,770  Jefferson-Pilot Corp.                      100,669
 2,508  Lincoln National Corp.                     121,638
 3,108  Providian Corp.                            146,076
 1,292  Torchmark Corp.                             62,501
   345  USLIFE Corp.                                10,781
                                              ------------
                                                   441,665
                                              ------------

Major Regional Banks (2.27%)
12,237  Banc One Corp.                             518,543
10,996  Bank of New York, Inc.                     364,243
 5,610  Barnett Banks, Inc.                        213,881
 3,788  Boatmen's Bancshares, Inc.                 230,121
 4,624  CoreStates Financial Corp.                 224,842
 3,108  Fifth Third Bancorp                        194,639
 4,388  First Bank System, Inc.                    289,608
 4,496  First Union Corp.                          327,084
 7,312  Fleet Financial Group                      364,686
 6,448  Keycorp                                    300,638
 4,288  National City Corp.                        185,992
 7,766  NationsBank Corp.                          731,946
10,264  Norwest Corp.                              450,333
 6,356  PNC Financial Corp.                        230,405
 6,536  Suntrust Banks, Inc.                       304,741
 2,600  U.S. Bancorp, Inc.                         104,000
 5,519  Wachovia Corp.                             296,646
 3,674  Wells Fargo & Co.                          981,417
                                              ------------
                                                 6,313,765
                                              ------------

Money Center Banks (1.25%)
 2,580  Bankers Trust N.Y. Corp.                   218,010
12,379  Chase Manhattan                          1,061,499
12,068  Citicorp                                 1,194,732
 8,966  First Chicago NBD Corp.                    457,266
 5,375  Morgan (J.P.) & Co., Inc.                  464,266
 1,067  Republic New York Corp.                     81,359
                                              ------------
                                                 3,477,132
                                              ------------

Multi-Line Insurance (1.15%)
 3,808  Aetna Inc                                  254,660
10,950  Allstate Corp.                             614,569
11,939  American International Group, Inc.       1,296,874
 1,764  CIGNA Corp.                                230,202
12,420  Travelers, Inc.                            673,785
 1,764  Unum Corp.                                 110,912
                                              ------------
                                                 3,181,002
                                              ------------

Other Major Banks (0.53%)
 2,891  Bank of Boston Corp.                       185,024
10,831  BankAmerica Corp.                          991,037
 4,376  Mellon Bank Corp.                          284,987
                                              ------------
                                                 1,461,048
                                              ------------

Personal Loans (0.12%)
 1,784  Beneficial Corp.                           104,364
 2,763  Household International, Inc.              244,526
                                              ------------
                                                   348,890
                                              ------------

Property-Casualty Insurance (0.33%)
 4,348  The Chubb Corp.                            217,400
 2,040  General Re Corp.                           300,390
 1,400  Mgic Investment Corp.                       96,075
 3,206  SAFECO Corp.                               121,026
 2,110  St. Paul Companies, Inc.                   114,731
 3,135  USF&G Corp.                                 59,565
                                              ------------
                                                   909,187
                                              ------------

Savings & Loans Companies (0.11%)
 3,110  Ahmanson (H.F.) & Co.                       97,576
 1,549  Golden West Financial Corp.                100,491
 3,529  Great Western Financial Corp.               98,812
                                              ------------
                                                   296,879
                                              ------------
Total Financial                                 20,407,855
                                              ------------
Total Common Stock
(cost $93,547,320)                             135,746,369
                                              ------------

[CAPTION]
  Principal                                           Value
   Amount                                            (Note 1)
------------                                      ------------
SHORT-TERM INVESTMENTS (51.52%)
Repurchase Agreement (5.15%)(b)
$14,300,000  Smith Barney Inc.
             5.60%; 11/1/96 (cost $14,300,000 ;
             maturity value $14,302,224)          $ 14,300,000
                                                  ------------
United States Treasury Bills (46.37%)(c)
115,000,000  4.83%; 11/7/96                        114,908,767
 14,000,000  5.01%; 1/23/97                         13,838,772
                                                  ------------
Total United States Treasury Bills
(cost $128,747,539)                                128,747,539
                                                  ------------
Total Short-term Investments
(cost $143,047,539)                                143,047,539
                                                  ------------
Total Investments (cost $236,594,859)(a)
(100.41%)(a)                                       278,793,908
Liabilities Less Other Assets (-0.41%)              (1,154,825)
                                                  ------------
Net Assets (100.00%)                              $277,639,083
                                                  ============

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $236,594,859. At October 31, 1996 unrealized appreciation
    (depreciation) of securities for federal income tax purposes is as follows:

     Gross unrealized appreciation        $44,160,534
     Gross unrealized depreciation         (1,961,485)
                                          -----------
     Net unrealized appreciation          $42,199,049
                                          ===========

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $14,602,951 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity.The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained.The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At October 31, 1996, the market value of $5,930,903 of the U.S. Treasury Bills were pledged to cover margin requirements for futures contracts.

Futures contracts at October 31, 1996:
(Contracts-$500 times premium/delivery
month/commitment)
                                            Unrealized
                                           Depreciation
                                           ------------
     S&P 500 Stock Index:
     385/Dec/Sell                          $(7,134,125)
                                           ===========

See accompanying notes to financial statements



October 31, 1996

                                                     The Rightime
                                             Social Awareness Fund
                                          Portfolio of Investments

  Principal                                             Value
   Amount                                             (Note 1)
------------                                        ------------
SHORT-TERM INVESTMENTS (99.93%)
Repurchase Agreement (8.05%)(b)

 $700,000  Smith Barney Inc.
           5.60%; 11/1/96 (cost $700,00;
           maturity value $700,109)                    $700,000
                                                     ----------
United States Treasury Bills (91.88%)
7,500,000  4.83%;11/7/96                              7,494,050
  500,000  5.01%;1/23/97                                494,242
                                                     ----------
Total United States Treasury Bills
(cost $7,988,292)                                     7,988,292
                                                     ----------
Total Investments
(cost $8,688,292)(99.93%)(a)                          8,688,292
Other Assets  Less Liabilities (0.07%)                    5,956
                                                     ----------
Net Assets (100.00%)                                 $8,694,248
                                                     ==========

(a) Aggregate cost for federal income tax purposes is $8,688,292.

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $714,819 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained.
    The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

See accompanying notes to financial statements



                                                 October 31, 1996

                                                    The Rightime
                                         The Rightime MidCap Fund
                                         Portfolio of Investments

  Principal                                             Value
   Amount                                              (Note 1)
------------                                         ------------
SHORT-TERM INVESTMENTS (99.99%)
Repurchase Agreement (5.48%)(b)

 $4,400,000  Smith Barney Inc.
             5.60%; 11/1/96 (cost $4,400,000;
             maturity value $4,400,684)              $ 4,400,000
                                                     -----------
United States Treasury Bills (94.51%)
 72,000,000  4.83%;11/7/96                            71,942,880
  4,000,000  5.01%;1/23/97                             3,953,935
                                                     -----------
Total United States Treasury Bills
(cost 75,896,815)                                     75,896,815
                                                     -----------
Total Investments
(cost $80,296,815)(99.99%)(a)                         80,296,815
Other Assets Less Liabilities (0.01%)                      7,145
                                                     -----------
Net Assets (100.00%)                                 $80,303,960
                                                     ===========

(a) Aggregate cost for federal income tax purposes is $80,296,815.

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $4,493,147 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

See accompanying notes to financial statements



Statements of Assets and Liabilities

                                                                            The Rightime
                                                                              Government        The Rightime
                                                        The Rightime          Securities         Blue Chip
                                                           Fund                  Fund              Fund
                                                        ------------       --------------     --------------
ASSETS
Investments in securities, at market value
(Identified cost $162,721,290, $10,344,811 and
$236,594,859, respectively) (Note 1)                   $166,472,367          $10,605,236        $278,793,908
Cash                                                            115               59,067              56,016
Receivables:
Dividends and interest                                      266,585               72,938             197,346
Fund shares sold                                             42,120                1,947             100,261
Prepaid expenses and other assets                            38,106                3,127              61,900
                                                       ------------          -----------        ------------
Total assets                                            166,819,293           10,742,315         279,209,431
                                                       ------------          -----------        ------------

LIABILITIES
Payables:
Fund shares repurchased                                      95,768                6,900             177,114
Variation margin                                            148,500               20,719           1,270,500
Accrued expenses                                             75,637                  227             109,272
Other liabilities                                             9,108                1,858              13,462
                                                       ------------          -----------        ------------
Total liabilities                                           329,013               29,704           1,570,348
                                                       ------------          -----------        ------------
NET ASSETS (applicable to 5,188,887; 847,040; and
8,707,798 outstanding shares, respectively) (Note 4)   $166,490,280          $10,712,611        $277,639,083
                                                       ============          ===========        ============
Net asset value and redemption price per share               $32.09               $12.65              $31.88
                                                             ======               ======              ======
Maximum offering price per share                             $32.09               $13.28(1)           $33.47(1)
                                                             ======               ======              ======

NET ASSETS
At October 31, 1996 net assets consisted of:
Paid-in capital                                        $156,135,531          $16,296,737        $231,408,544
Undistributed net investment income                       1,930,596                2,088           3,408,045
Undistributed net realized gains
(losses) on investments                                   5,784,076           (5,513,545)          7,757,570
Net unrealized appreciation of investments                3,751,077              260,425          42,199,049
Net unrealized depreciation of futures contracts         (1,111,000)            (333,094)         (7,134,125)
                                                       ------------          -----------        ------------
                                                       $166,490,280          $10,712,611        $277,639,083
                                                       ============          ===========        ============

(1) Net asset value, plus 4.99% of net asset value or 4.75% of offering price.

See accompanying notes to financial statements.




October 31, 1996

                                                                       The Rightime
                                                                          Social        The Rightime
                                                                        Awareness           MidCap
                                                                           Fund              Fund
                                                                        ----------        ----------
ASSETS
Investments in securities, at market value
(Identified cost $8,688,292 and $80,296,815 respectively) (Note 1)      $8,688,292        $80,296,815
Cash                                                                        13,513             11,825
Receivables:
Dividends and interest                                                         109                744
Fund shares sold                                                             2,620             16,648
Prepaid expenses and other assets                                            1,812             18,004
Deferred organization costs                                                     --                557
                                                                        ----------        -----------
Total assets                                                             8,706,346         80,344,593
                                                                        ----------        -----------

LIABILITIES
Payables:
Fund shares repurchased                                                      3,301                634
Accrued expenses                                                             8,375             37,474
Other liabilities                                                              422              2,525
                                                                        ----------        -----------
Total liabilities                                                           12,098             40,633
                                                                        ----------        -----------
NET ASSETS (applicable to 298,882 and 2,766,945
outstanding shares, respectively) (Note 4)                              $8,694,248        $80,303,960
                                                                        ==========        ===========
Net asset value and redemption price per share                              $29.09             $29.02
                                                                            ======             ======
Maximum offering price per share                                            $30.54(1)          $30.47(1)
                                                                            ======             ======

NET ASSETS
At October 31, 1996 net assets consisted of:
Paid-in capital                                                         $8,273,326        $76,311,319
Undistributed net investment income                                        123,444          1,334,681
Undistributed net realized gains on investments                            297,478          2,657,960
                                                                        ----------        -----------
                                                                        $8,694,248        $80,303,960
                                                                        ==========        ===========

(1) Net asset value, plus 4.99% of net asset value or 4.75% of offering price.

See accompanying notes to financial statements




Statements of Operations
                                                                            The Rightime
                                                                              Government        The Rightime
                                                        The Rightime          Securities         Blue Chip
                                                           Fund                  Fund              Fund
                                                        ------------       --------------     --------------
INVESTMENT INCOME
Income
Dividends                                               $  4,928,304           $       --       $  4,148,564
Interest                                                   4,316,558              898,074          4,891,982
                                                        ------------           ----------       ------------
Total income                                               9,244,862              898,074          9,040,546
                                                        ------------           ----------       ------------

EXPENSES
Administrative services (Note 2)                           1,578,643              108,234          2,312,884
Investment advisory fees (Note 2)                            830,865               57,725          1,360,520
Distribution costs -- 12b-1 (Notes 2 and 3)                  830,865                   --            680,260
Distribution costs -- service charge (Notes 2 and 3)         415,432               36,078            680,260
Transfer agent fees (Note 2)                                 186,844               49,375            339,537
Accounting services (Note 2)                                  60,183               24,226             77,360
Legal and audit fees                                          41,140                9,343             48,947
Custody fees                                                  23,498                5,729             32,635
Reports to shareholders                                       25,366                2,223             33,703
Registration fees                                             12,314               10,825             10,930
Insurance                                                     24,324                4,711             28,470
Directors fees                                                14,534                1,406             18,652
Miscellaneous                                                 25,044                   --             25,694
                                                        ------------           ----------       ------------
Total expenses                                             4,069,052              309,875          5,649,852
                                                        ------------           ----------       ------------
Net investment income                                      5,175,810              588,199          3,390,694
                                                        ------------           ----------       ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain from security transactions              28,372,193              169,582         37,947,305
Capital gain distribution from regulated
investment companies                                       7,461,168                   --                 --
Net realized gain (loss) on futures contracts                 61,593              593,236         (1,450,289)
Decrease in unrealized appreciation of investments       (25,822,507)            (769,653)        (2,218,293)
Decrease in unrealized appreciation of
futures contracts                                         (1,181,000)            (344,438)        (7,174,125)
                                                        ------------           ----------       ------------
Net gain (loss) on investments                             8,891,447             (351,273)        27,104,598
                                                        ------------           ----------       ------------
Net increase in net assets resulting
from operations                                         $ 14,067,257           $  236,926       $ 30,495,292
                                                        ============           ==========       ============

See accompanying notes to financial statements




For The Year Ended October 31, 1996
                                                                       The Rightime
                                                                          Social        The Rightime
                                                                        Awareness           MidCap
                                                                           Fund              Fund
                                                                        ----------        ----------
INVESTMENT INCOME
Income
Dividends                                                               $   61,393        $   568,250
Interest                                                                   259,921          2,532,943
                                                                        ----------        -----------
Total income                                                               321,314          3,101,193
                                                                        ----------        -----------

EXPENSES
Administrative services (Note 2)                                            69,383            673,888
Investment advisory fees (Note 2)                                           40,814            396,405
Distribution costs -- 12b-1 (Notes 2 and 3)                                 20,407            198,202
Distribution costs -- service charge (Notes 2 and 3)                        20,407            198,202
Transfer agent fees (Note 2)                                                10,586            117,769
Accounting services (Note 2)                                                12,643             46,055
Legal and audit fees                                                         5,163             21,180
Custody fees                                                                 3,673             14,520
Reports to shareholders                                                        991             12,312
Registration fees                                                            7,244             11,565
Insurance                                                                      886             12,147
Directors fees                                                                 543              7,042
Organization costs                                                              --              6,797
Miscellaneous                                                                5,130             17,736
                                                                        ----------        -----------
Total expenses                                                             197,870          1,733,820
                                                                        ----------        -----------
Net investment income                                                      123,444          1,367,373
                                                                        ----------        -----------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain from security transactions                             1,911,874         15,611,628
Net realized gain on futures contracts                                      57,305            181,498
Decrease in unrealized appreciation of investments                      (1,099,843)       (10,246,725)
Increase (decrease) in unrealized appreciation of
futures contracts                                                             (375)           270,000
                                                                        ----------        -----------
Net gain on investments                                                    868,961          5,816,401
                                                                        ----------        -----------
Net increase in net assets resulting
from operations                                                         $  992,405        $  7,183,774
                                                                        ==========        ============

See accompanying notes to financial statements





Statement of
Changes in Net Assets

                            The Rightime Fund          The Rightime Government Securities Fund      The Rightime Blue Chip Fund
                     --------------------------------  ----------------------------------------  -------------------------------
                      For Year Ended   For Year Ended    For Year Ended        For Year Ended    For Year Ended    For Year Ended
                    October 31, 1996 October 31, 1995  October 31, 1996      October 31, 1995  October 31, 1996  October 31, 1995
                    ---------------- ----------------  ----------------      ----------------  ----------------  ----------------
OPERATIONS
Net investment
income (loss)         $  5,175,810     $   (406,446)     $   588,199            $ 1,210,877      $  3,390,694       $  2,641,195
Net realized gain
from security
transactions            28,372,193          615,857          169,582              1,255,938        37,947,305          4,771,678
Capital gain
distributions from
regulated investment
companies                7,461,168        1,472,323               --                     --                --                 --
Net realized gain
(loss) on futures
contracts                   61,593        2,701,095          593,236             (2,616,264)       (1,450,289)         2,009,198
Net increase
(decrease) in
unrealized
appreciation
of investments         (25,822,507)      26,783,886         (769,653)             2,240,062        (2,218,293)        37,365,574
Net increase
(decrease) in
unrealized
appreciation of
futures contracts       (1,181,000)         195,550         (344,438)              (772,625)       (7,174,125)           290,850
                      ------------     ------------       -----------           -----------      ------------       ------------
Net increase in
net assets
resulting
from operations         14,067,257       31,362,265           236,926             1,317,988        30,495,292        47,078,495
Undistributed
investment income
included in price
of shares sold
and repurchased                 --               --           (18,607)              (50,176)               --                --

DISTRIBUTIONS TO
SHAREHOLDERS
Distributions
from net realized
gains on investments   (34,013,909)     (19,759,638)               --                    --       (35,771,172)      (38,462,845)
Distributions
from net investment
income                  (3,245,214)      (1,232,709)         (694,855)           (1,105,663)       (2,047,018)       (3,055,769)

CAPITAL SHARE
TRANSACTIONS
Increase (decrease)
in net assets
resulting from
capital share
transactions
(Note 4)                30,716,107         (611,445)       (7,443,712)           (7,275,667)       35,342,710         22,377,451
                      ------------     ------------       -----------           -----------      ------------       ------------
Total increase
(decrease)               7,524,241        9,758,473        (7,920,248)           (7,113,518)       28,019,812         27,937,332

NET ASSETS
Beginning of year      158,966,039      149,207,566        18,632,859            25,746,377       249,619,271        221,681,939
                      ------------     ------------       -----------           -----------      ------------       ------------
End of year *         $166,490,280     $158,966,039       $10,712,611           $18,632,859      $277,639,083       $249,619,271
                      ============     ============       ===========           ===========      ============       ============

* Including
undistributed
net investment
income of:            $  1,930,596     $         --       $     2,088           $   127,351      $  3,408,045       $  2,064,369
                      ============     ============       ===========           ===========      ============       ============

See accompanying notes to financial statements




                                                 The Rightime Social Awareness Fund          The Rightime MidCap Fund
                                                -----------------------------------   -----------------------------------
                                                  For Year Ended     For Year Ended     For Year Ended     For Year Ended
                                                October 31, 1996   October 31, 1995   October 31, 1996   October 31, 1995
                                                ----------------   ----------------   ----------------   ----------------
OPERATIONS
Net investment income                             $   123,444        $    22,498        $ 1,367,373         $   596,646
Net realized gain from security transactions        1,911,874            219,958         15,611,628           1,342,029
Net realized gain on futures contracts                 57,305             88,781            181,498           1,296,140
Net increase (decrease) in unrealized
appreciation of investments                        (1,099,843)         1,099,843        (10,246,725)         10,106,255
Net increase (decrease) in unrealized
appreciation of  futures contracts                       (375)               375            270,000            (275,150)
                                                  -----------        -----------        -----------         -----------
Net increase in net assets resulting
from operations                                       992,405          1,431,455          7,183,774          13,065,920

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains
on investments                                     (1,799,322)                --        (15,773,543)         (1,242,938)
Distributions from net investment income                   --           (121,786)          (328,544)         (1,037,360)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets resulting from
capital share transactions (Note 4)                  2,123,102        (1,153,378)        14,135,978            (951,411)
                                                  -----------        -----------        -----------         -----------
Total increase                                      1,316,185            156,291          5,217,665           9,834,211
NET ASSETS
Beginning of year                                   7,378,063          7,221,772         75,086,295          65,252,084
                                                  -----------        -----------        -----------         -----------
End of year *                                     $ 8,694,248        $ 7,378,063        $80,303,960         $75,086,295
                                                  ===========        ===========        ===========         ===========
* Including undistributed net investment
  income of:                                      $   123,444        $        --        $ 1,334,681         $   295,852
                                                  ===========        ===========        ===========         ===========

See accompanying notes to financial statements





Financial
Highlights
(For a Share Outstanding Throughout the Period)

                                              Net
                                            Realized
                       Net                    and                 Distributions  Distributions                 Net
                      Asset        Net    Unrealized                 from           from                      Asset
                      Value    Investment     Gain       Total       Net          Realized                    Value
                    Beginning    Income    (Loss) on     From    Investment       Capital        Total         End       Total
                    of Period    (Loss)   Investments  Operations   Income          Gains    Distributions  of Period   Return (2)
-----------------------------------------------------------------------------------------------------------------------------
The Rightime Fund
1996                 $37.55      $1.14       $2.11       $3.25      $(0.77)       $(7.94)       $(8.71)       $32.09     8.96%
1995                  35.50      (0.10)       7.21        7.11       (0.30)       (4.76)         (5.06)        37.55    23.38
1994                  37.42       0.29       (0.49)      (0.20)         --        (1.72)         (1.72)        35.50    (0.48)
1993                  34.70      (0.32)       5.47        5.15       (0.05)       (2.38)         (2.43)        37.42    15.49
1992                  37.33       0.06        2.16        2.22       (0.17)       (4.68)         (4.85)        34.70     6.15
-----------------------------------------------------------------------------------------------------------------------------
The Rightime Government Securities Fund
1996                 $13.06      $0.52      $(0.32)      $0.20      $(0.61)      $   --         $(0.61)       $12.65     1.48%
1995                  12.93       0.68        0.08        0.76       (0.63)          --          (0.63)        13.06     6.00
1994                  14.31       0.61       (1.34)      (0.73)      (0.65)          --          (0.65)        12.93    (5.15)
1993                  13.16       0.66        1.21        1.87       (0.72)          --          (0.72)        14.31    14.60
1992                  12.86       0.71        0.19        0.90       (0.60)          --          (0.60)        13.16     7.20
-----------------------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1996                 $32.84      $0.40       $3.52       $3.92      $(0.28)      $(4.60)        $(4.88)       $31.88    12.26%
1995                  33.08       0.35        5.66        6.01       (0.46)       (5.79)         (6.25)        32.84    22.31
1994                  33.14       0.39       (0.04)       0.35       (0.23)       (0.18)         (0.41)        33.08     1.06
1993                  29.70       0.26        3.41        3.67       (0.23)          --          (0.23)        33.14    12.41
1992                  28.22       0.25        1.55        1.80       (0.32)          --          (0.32)        29.70     6.41
-----------------------------------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1996                 $32.37      $0.41       $3.88       $4.29      $   --       $(7.57)        $(7.57)       $29.09    13.62%
1995                  26.84       0.08        5.91        5.99       (0.46)          --          (0.46)        32.37    22.70
1994                  29.07       0.33       (0.72)      (0.39)         --        (1.84)         (1.84)        26.84    (1.27)
1993                  29.64      (0.02)       1.76        1.74       (0.04)       (2.27)         (2.31)        29.07     5.82
1992                  25.56       0.12        4.30        4.42       (0.23)       (0.11)         (0.34)        29.64    17.43
-----------------------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
1996                 $32.95      $0.49       $2.56       $3.05      $(0.14)      $(6.84)        $(6.98)       $29.02     9.65%
1995                  28.44       0.26        5.25        5.51       (0.45)       (0.55)         (1.00)        32.95    (1.38)
1993                  27.08      (0.03)       4.80        4.77       (0.05)       (0.73)         (0.78)        31.07    17.93
1992(1)               25.00       0.03        2.07        2.10       (0.02)          --          (0.02)        27.08     8.40
-----------------------------------------------------------------------------------------------------------------------------
(1) Inception of fund was November 11, 1991
(2) Excludes sales charge

See accompanying notes to financial statements





October 31, 1996
                                                                    RATIOS
                        --------------------------------------------------------------------------------------------------------
                        Net Assets At The   Expenses to Average   Net Investment Income (loss)   Portfolio         Average
                          End Of Period         Net Assets           To Average Net Assets       Turnover   Commission Rate Paid
--------------------------------------------------------------------------------------------------------------------------------
The Rightime Fund
1996                     $166,490,280              2.45%                   3.11%                  15.40%              --
1995                      158,966,039              2.47                   (0.27)                   9.45               --
1994                      149,207,566              2.51                    0.78                   11.50               --
1993                      172,178,587              2.52                   (0.83)                   1.86               --
1992                      170,955,840              2.56                    0.15                   72.63               --
--------------------------------------------------------------------------------------------------------------------------------
The Rightime Government Securities Fund
1996                      $10,712,611              2.15%                   4.08%                 109.47%              --
1995                       18,632,859              1.90                    5.29                   77.98               --
1994                       25,746,377              1.90                    4.62                  216.70               --
1993                       33,934,808              1.98                    4.72                  120.80               --
1992                       30,312,806              2.03                    5.53                  126.25               --
--------------------------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1996                     $277,639,083              2.08%                   1.25%                   1.30%           $0.03
1995                      249,619,271              2.17                    1.13                   17.52               --
1994                      221,681,939              2.22                    1.16                    0.98               --
1993                      223,687,834              2.16                    0.72                    1.97               --
1992                      211,481,090              2.25                    0.87                      --               --
--------------------------------------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1996                       $8,694,248              2.42%                   1.51%                  46.57%           $0.05
1995                        7,378,063              2.75                    0.32                   36.49               --
1994                        7,221,772              2.56                    1.04                   54.85               --
1993                       10,556,506              2.40                   (0.19)                 238.52               --
1992                        6,525,545              2.49                    0.45                  276.62               --
--------------------------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
1996                      $80,303,960              2.19%                   1.72%                   3.59%           $0.02
1995                       75,086,295              2.19                    0.84                   24.67               --
1994                       65,252,084              2.28                    1.14                    0.75               --
1993                       62,124,470              2.28                   (0.19)                  38.79               --
1992(1)                    31,311,779              2.34*                   0.17*                  35.10               --
--------------------------------------------------------------------------------------------------------------------------------
* Annualized

See accompanying notes to financial statements




[LOGO]
Family of Funds

October 31, 1996

Notes to Financial Statements

NOTE 1 - SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES

The Rightime Fund, The Rightime Government Securities Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, and The Rightime MidCap Fund (the "Funds") are each a series of shares of common stock of The Rightime Fund Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The company was incorporated in the state of Maryland on November 15, 1984.

The investment objective of The Rightime Fund, The Rightime Blue Chip Fund and The Rightime MidCap Fund is to achieve high total return consistant with reasonable risk. The Rightime Fund seeks to achieve this objective by concentrating in shares of registered investment companies. The Rightime Blue Chip Fund seeks to achieve this objective by investing in securities of well known and established companies ("Blue Chips"). The Rightime MidCap Fund seeks to achieve this objective by investing in securities of companies with medium-size market capitalization ("MidCaps").

The investment objective of The Rightime Social Awareness Fund is to achieve growth of capital and its second objective is current income, consistent with reasonable risk. The Rightime Social Awareness Fund seeks to achieve its objective by investing in securities of companies with prospects for above average capital growth which, in the opinion of the fund's advisor, show evidence in the conduct of their business, relative to other companies in the same industry, of contributing to the enhancement of the quality of human life.

The investment objective of The Rightime Government Securities Fund is to achieve high current income consistent with safety and liquidity of principal. The fund seeks to achieve this objective by investing in securities that are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities or secured by such securities.

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION

The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are valued at the most recent bid price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers on the last business day of the fiscal period. Investments in money market funds are valued at cost which approximates market value. Short-term investments are valued at amortized cost which approximates market value.

FUTURES CONTRACTS

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Rightime Government Securities Fund may purchase or sell future contracts which are based on government securities, including any index of government securities in order to protect itself against the adverse effects of fluctuations in interest rates. Risks of entering into these future contracts include the possibility that there may be an illiquid market and that if the advisor's investment judgement about the general direction of interest rates is incorrect the fund's overall performance may be poorer than if it had not entered into any such contracts. The other four Rightime Funds may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risks include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.

FEDERAL INCOME TAXES

No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

At October 31, 1996, The Rightime Government Securities Fund had
$5,846,639 in capital loss carryovers available to offset future capital gains, if any, which expire from 1998 to 2003.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND OTHER

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, wash sales and futures transactions.

DEFERRED ORGANIZATION EXPENSE

All of the Funds' expenses in connection with its organization and the public offering of its shares of common stock have been paid by the Funds. Such expenses have been deferred and are being amortized as charges against net investment income over a period of five years.

EQUALIZATION

The Rightime Government Securities Fund follows the accounting practice of "equalization" whereby part of the proceeds from the capital share transactions, equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from the estimates.

NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisor, Rightime Econometrics, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets. In the event the expenses of the Fund for any fiscal year (including the advisory and administrative fees, but excluding interest, taxes, brokerage commissions, distribution fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business) exceed the limits set by applicable regulation of state securities commissions, if any, the compensation due to the Advisor will be reduced by the amount of such excess.

The Funds' Administrator, Rightime Administrators, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for providing office facilities and certain administrative services.

The Funds' Distributor, Lincoln Investment Planning, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for costs incurred in connection with the sale of the Funds' capital stock (see Note 3).

A summary of annual fee rates applied to average daily net assets are as follows:
                 Advisory  Administration   Distribution
                      Fee             Fee          Costs
                   ------      ----------       --------
The Rightime Fund     .50%            .95%           .75%
The Rightime
Government
Securities Fund       .40%            .75%           .25%
The Rightime
Blue Chip Fund        .50%            .85%           .50%
The Rightime
Social Awareness
Fund                  .50%            .85%           .50%
The Rightime
MidCap Fund           .50%            .85%           .50%

During the year ended October 31, 1996, the Distributor received commissions as an underwriter and a retail dealer of Fund shares as follows:

The Rightime Government Securities Fund          $ 32,842
The Rightime Blue Chip Fund                      $919,999
The Rightime Social Awareness Fund               $ 28,839
The Rightime MidCap Fund                         $254,686

Lincoln Investment Planning, Inc., also provides the Funds with transfer agent and accounting and recordkeeping services. Aggregate transfer agent and accounting services fees received by Lincoln Investment Planning, Inc. were $618,551 and $220,467, respectively. During the year ended October 31, 1996, Lincoln Investment Planning, Inc. waived fees of $9,537 and $12,643, respectively, for transfer agent and accounting services provided to the Rightime Social Awareness Fund.

Certain officers and directors of the company are also officers and/or directors of the Advisor, Administrator, Transfer Agent and/or
Distributor.

NOTE 3 - DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds as defined in the Investment Company Act of 1940, have adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs which may not exceed the rates detailed above per annum of the Funds' average daily net assets for payments to the Distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds and for commissions for Fund shares sold by representatives of the Distributor or other broker-dealers. The distribution costs include a service charge based on an annual rate of .25% of the Funds' average daily net assets.

NOTE 4 - CAPITAL SHARES

The Rightime Fund, Inc. has 500,000,000 shares of $.01 par value stock authorized which may be allocated to any series. Currently 50,000,000 shares have been allocated to The Rightime Fund and 20,000,000 shares to each of the other four Funds. Transactions in capital stock were as follows:

                                   The Rightime Fund                         The Rightime Government Securities Fund
                     ------------------------------------------------    -------------------------------------------------
                             1996                     1995                        1996                      1995
                     ---------------------    -----------------------    ---------------------     -----------------------
                      Shares      Value        Shares         Value        Shares       Value        Shares       Value
                     --------  -----------    --------     ----------    --------   -----------    ---------- ------------
Shares sold          468,508  $ 16,805,846     409,374   $ 13,557,231      70,161   $   905,052     153,514   $ 1,974,518
Shares issued
in reinvestment
of distributions   1,129,061    37,071,501     685,260     20,831,897      50,386       655,134      79,761     1,029,755
                   ---------  ------------   ---------   ------------     -------   -----------     -------   -----------
                   1,597,569    53,877,347   1,094,634     34,389,128     120,547     1,560,186     233,275     3,004,273
Shares redeemed     (641,747)  (23,161,240) (1,064,345)   (35,000,573)   (699,840)   (9,003,898)   (798,905)  (10,279,940)
                   ---------  ------------   ---------   ------------     -------   -----------     -------   -----------
Net increase
(decrease)           955,822  $ 30,716,107      30,289   $   (611,445)   (579,293)  $(7,443,712)   (565,630)  $(7,275,667)
                   =========  ============   =========   ============     =======   ===========     =======   ===========

                                  The Rightime Blue Chip Fund                    The Rightime Social Awareness Fund
                     ------------------------------------------------    -------------------------------------------------
                             1996                     1995                        1996                      1995
                     ---------------------    -----------------------    ---------------------     -----------------------
                      Shares      Value        Shares         Value        Shares       Value        Shares       Value
                     --------  -----------    --------     ----------    --------   -----------    ---------- ------------
Shares sold         891,634   $ 30,005,701     940,978   $ 27,663,228      43,737   $ 1,472,939        28,167  $   796,038
Shares issued
In reinvestment
of distributions  1,175,013     37,609,632   1,532,344     41,281,332      60,687     1,764,746         4,339      114,769
                  ---------   ------------   ---------   ------------     -------   -----------       -------  -----------
                  2,066,647     67,615,333   2,473,322     68,944,560     104,424     3,237,685        32,506      910,807
Shares redeemed    (959,181)   (32,272,623) (1,573,784)   (46,567,109)    (33,480)   (1,114,583)      (73,654)  (2,064,185)
                  ---------   ------------   ---------   ------------     -------   -----------       -------  -----------
Net increase
(decrease)        1,107,466   $ 35,342,710     899,538   $ 22,377,451      70,944   $ 2,123,102       (41,148) $(1,153,378)
                  =========   ============   =========   ============     =======   ===========       =======  ===========

                                    The Rightime MidCap Fund
                    ---------------------------------------------------------
                             1996                          1995
                    ----------------------          -------------------------
                     Shares       Value                Shares        Value
                    --------  ------------          ----------   ------------
Shares sold          261,155  $  8,362,050             364,901  $  10,596,768
Shares issued
in reinvestment
of distributions     547,119    16,052,380              82,517      2,270,886
                     -------  ------------             -------  -------------
                     808,274    24,414,430             447,418     12,867,654
Shares redeemed     (320,085)  (10,278,452)           (463,073)   (13,819,065)
                     -------  ------------             -------  -------------
Net increase
(decrease)           488,189  $ 14,135,978             (15,655) $    (951,411)
                     =======  ============             =======  =============




NOTE 5 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the year ended October 31, 1996 were as follows:

                               Purchases             Sales
                              -----------       --------------
The Rightime Fund             $12,399,592        $147,225,565
The Rightime Government
Securities Fund               $10,184,875        $ 22,305,317
The Rightime Blue Chip Fund   $ 2,337,369        $147,371,544
The Rightime Social
Awareness Fund                $ 3,351,920        $ 10,856,514
The Rightime MidCap Fund      $ 2,528,379        $ 75,051,779



[LOGO]

Report of Independent
Certified Public Accountants

To the Shareholders
and Board of Directors
of The Rightime Fund, Inc.

We have audited the accompanying statements of assets and liabilities of The Rightime Fund, The Rightime Government Securities Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund, each a series of shares of common stock of The Rightime Fund, Inc., including the portfolios of investments, as of October 31, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Rightime Fund, The Rightime Government Securities Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund as of October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
December 2, 1996



October 31, 1996

The Rightime Fund
Performance Comparison

The fiscal year ending October 31, 1996 surprised many investment experts and novices alike. Few expected 1996 to generate returns anywhere near the numbers we are seeing today after posting outstanding gains in 1995. Yet the returns have been remarkable although the path has been bumpy. Large capitalization stocks have led the market while small caps trailed the market. Companies with consistent, reliable earnings have also been favored.

Rightime Fund navigated the difficulties of 1996 well as the market wavered midyear. January's early cautiousness gave way to the dual force of favorable interest rates and solid earnings driven by renewed productivity. Stocks were propelled to record highs. The spring and early summer reintroduced investors to equity volatility. Economic strength, rising agricultural and energy prices, and labor tightness all fueled a rise in inflationary fears. Long-term interest rates vaulted from just below six percent to over seven by May. Stocks endured a turbulent period as prices suffered their worst declines in more than five years. Equities staged a rally, beginning in August that has continued through November. Under the guidance of the Rightime Market Model (RTMM(registered trademark) ), the fund participated in the year's early rally then established a conservative position in April. This allowed the fund to avoid June and July's decline. The fund stayed in the conservative position as stocks recovered in the late summer and early fall. The fund is currently fully invested in a well diversified portfolio of equity mutual funds. It continues to adhere to the allocations established by the RTMM.(registered trademark)

--------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------
                                                     Since Inception
1 Year           5 Years           10 Years           Sept. 17, 1985
--------------------------------------------------------------------
8.96%              10.40%             10.00%                   11.48%
--------------------------------------------------------------------

Performance Comparison

The "Performance Comparison" chart assesses the Rightime Fund's performance against the Lipper Growth Fund Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The Rightime Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in low risk, or money market-like securities approximately half of the time. In order to provide an equivalent risk level this comparison assumes that assets are invested half in the Lipper Growth Fund Index and half in a money market fund index. This balanced index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.



Performance Comparison

Rightime Fund
Lipper Growth Fund Index
Money Market Fund Index

[GRAPHIC WORM CHART TO BE INSERTED BY PRINTER]

Comparison of change in value of $10,000 investment in the Rightime Fund, Lipper Growth Fund Index and Money Market Fund Index.



Risk-adjusted Performance Comparison

Rightime Fund
Balanced Reference Index (50% Lipper/50% Money Market)
Money Market Fund Index

[GRAPHIC WORM CHART TO BE INSERTED BY PRINTER]

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime Fund, Balanced Reference Index (50% Lipper/50% Money Market), and Money Market Fund Index.



The Rightime Government Securities Fund
Performance Comparison

The fiscal year ending October 31, 1996 has been difficult for Rightime Government Securities Fund. The year started off with a significant rise in long-term interest rates resulting in substantial declines for long-term treasury prices. The fund, although sustaining losses, avoided a portion of the principal decline suffered by long-term bonds in general. After holding steady for most of the summer, bond prices rallied as rates fell. The initial rise in rates was a result of rising agricultural and oil prices, a strengthening economy, and tight labor markets. All contributed to inflationary fears. Those fears were never realized. As the economy softened in the second half bonds rallied yet much of the inflation concerns did not subside until much later. The Rightime Market Model (RTMM(registered trademark)), being a multi factor model, did not trade on one piece of evidence. However, the bonds did and we missed much of the late year rally. Our conservative position did, however, result in a risk level that has been significantly lower than the average long-term bond. The fund continues to adhere to the allocations determined by the RTMM.(registered trademark)

--------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------
                                 Since Inception
1 Year            5 Years           Jan. 2. 1987
--------------------------------------------------------------------
 -3.33%              3.61%                  4.42%
--------------------------------------------------------------------

Performance Comparison

The "Performance Comparison" chart assesses the Rightime Government Securities Fund's performance against the Shearson Lehman Hutton U.S. Treasury Intermediate Index, a broad based fixed income index.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends reflecting the 4.75% sales charge. (At inception, the Government Securities Fund was no load.)



Performance Comparison

Rightime Government Securities Fund
Shearson Lehman Hutton U.S. Treasury Intermediate Index
Money Market Fund Index

[GRAPHIC WORM CHART TO BE INSERTED BY PRINTER]

Comparison of change in value of $10,000 investment in the Rightime Government Securities Fund, Shearson Lehman Hutton U.S. Treasury
Intermediate Index and Money Market Fund Index.



October 31, 1996

The Rightime Blue Chip Fund
Performance Comparison

The fiscal year ending October 31, 1996 surprised many investment experts and novices alike. Few expected 1996 to generate returns anywhere near the numbers we are seeing today after posting outstanding gains in 1995. Yet the returns have been remarkable although the path has been bumpy. Large capitalization stocks have led the market.

Rightime Blue Chip Fund navigated the difficulties of 1996 well as the market wavered midyear. January's early cautiousness gave way to the dual force of favorable interest rates and solid earnings driven by renewed productivity. Stocks were propelled to record highs. The spring and early summer reintroduced investors to equity volatility. Economic strength, rising agricultural and energy prices, and labor tightness all fueled a rise in inflationary fears. Long-term interest rates vaulted from just below six percent to over seven by May. Stocks endured a turbulent period as prices suffered their worst declines in more than five years. Equities staged a rally, beginning in August that has continued through November. Under the guidance of the Rightime Market Model (RTMM(registered trademark)), the fund participated in the year's early rally then established a conservative position in April. This allowed the fund to avoid June and July's decline. The fund stayed in the conservative position as stocks recovered in the late summer and early fall. The fund established a fully invested position in November partaking in some of the curent rally. It continues to adhere to the allocations established by the RTMM.(registered trademark)

--------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------
                                      Since Inception
     1 Year           5 Years           July 22, 1987
--------------------------------------------------------------------
       6.92%             9.59%                   9.29%
--------------------------------------------------------------------

Performance Comparison

The "Performance Comparison" chart assesses the Rightime Blue Chip Fund's performance against the S&P 500 Index, an unmanaged index of common stock prices. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The Rightime Blue Chip Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in low risk, or money market-like securities approximately half of the time. In order to provide an equivalent risk level this comparison assumes that assets are invested half in the S&P 500 Index and half in a money market fund index. This balanced index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.



Performance Comparison

Rightime Blue Chip Fund
S&P 500 Index
Money Market Fund Index

[GRAPHIC WORM CHART TO BE INSERTED BY PRINTER]

Comparison of change in value of $10,000 investment in the Rightime Blue Chip Fund, S&P 500 Index and Money Market Fund Index.



Risk-adjusted Performance Comparison

Rightime Blue Chip Fund
Balanced Reference Index (50% S&P 500/50% Money Market)
Money Market Fund Index

[GRAPHIC WORM CHART TO BE INSERTED BY PRINTER]

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime Blue Chip Fund, Balanced Reference Index (50% S&P/50% Money Market), and Money Market Fund Index.



October 31, 1996

The Rightime
Social Awareness Fund
Performance Comparison

The fiscal year ending October 31, 1996 surprised many investment experts and novices alike. Few expected 1996 to generate returns anywhere near the numbers we are seeing today after posting outstanding gains in 1995. Yet the returns have been remarkable although the path has been bumpy. Large capitalization, growth stocks have led the market.

Rightime Social Awareness Fund navigated the difficulties of 1996 well as the market wavered midyear. January's early cautiousness gave way to the dual force of favorable interest rates and solid earnings driven by renewed productivity. Stocks were propelled to record highs. The spring and early summer reintroduced investors to equity volatility. Economic strength, rising agriculture and energy prices, and labor tightness all fueled a rise in inflationary fears. Long-term interest rates vaulted from just below six percent to over seven by May. Stocks endured a turbulent period as prices suffered their worst declines in more than five years. Equities staged a rally, beginning in August that has continued through November. Under the guidance of the Rightime Market Model (RTMM(registered trademark)), the fund participated in the year's early rally then established a conservative position in April. This allowed the fund to avoid June and July's decline. The fund stayed in the conservative position as stocks recovered in the late summer and early fall. The fund established a fully invested position in November partaking in some of the current rally. It continues to adhere to the allocations established by the RTMM.(registered trademark)

--------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------
                                Since Inception
1 Year             5 Year         March 1, 1990
--------------------------------------------------------------------
  8.23%             10.25%                 8.23%
--------------------------------------------------------------------

Performance Comparison

The "Performance Comparison" chart assesses the Rightime Social
Awareness Fund's performance against the Lipper Growth Fund Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The Social Awareness Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in low risk, or money market-like securities approximately half of the time. In order to provide an equivalent risk level this comparison assumes that assets are invested half in the Lipper Growth Fund Index and half in a money market fund index. This balanced index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.

Performance Comparison

Rightime Social Awareness Fund
Lipper Growth Fund Index
Money Market Fund Index

[GRAPHIC WORM CHART TO BE INSERTED BY PRINTER]

Comparison of change in value of $10,000 investment in the Rightime Social Awareness Fund, Lipper Growth Fund Index and Money Market Fund Index.


Risk-adjusted Performance Comparison

Rightime Social Awareness Fund
Balanced Reference Index (50% Lipper/50% Money Market)
Money Market Fund Index

[GRAPHIC WORM CHART TO BE INSERTED BY PRINTER]

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime MidCap Fund, Balanced Reference Index (50% Lipper/50% Money Market), and Money Market Fund Index.



October 31, 1996

The Rightime MidCap Fund
Performance Comparison

The fiscal year ending October 31, 1996 surprised many investment experts and novices alike. Few expected 1996 to generate returns anywhere near the numbers we are seeing today after posting outstanding gains in 1995. Yet the returns have been remarkable although the path has been bumpy. Large capitalization stocks have led the market while small and midcap stocks have trailed.

Rightime MidCap Fund navigated the difficulties of 1996 well as the market wavered midyear. January's early cautiousness gave way to the dual force of favorable interest rates and solid earnings driven by renewed productivity. Stocks were propelled to record highs. The spring and early summer reintroduced investors to equity volatility. Economic strength, rising agricultural and energy prices, and labor tightness all fueled a rise in inflationary fears. Long-term interest rates vaulted from just below six percent to over seven by May. Stocks endured a turbulent period as prices suffered their worst declines in more than five years. Equities staged a rally, beginning in August that has continued through November. Under the guidance of the Rightime Market Model (RTMM(registered trademark)), the fund participated in the year's early rally then established a conservative position in April. This allowed the fund to avoid June and July's decline. The fund stayed in the conservative position as stocks recovered in the late summer and early fall. The fund established a fully invested position in November partaking in some of the current rally. It continues to adhere to the allocations established by the RTMM.(registered trademark)

--------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------
                                      Since Inception
     1 Year           5 Years           Nov. 11, 1991
--------------------------------------------------------------------
       4.46%              N/A                    9.64%


Performance Comparison

The "Performance Comparison" chart assesses the Rightime MidCap Fund's performance against the Lipper Growth Fund Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The MidCap Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in low risk, or money market-like securities approximately half of the time. In order to provide an equivalent risk level this comparison assumes that assets are invested half in the Lipper Growth Fund Index and half in a money market fund index. This balanced index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.


Performance Comparison

Rightime MidCap Fund
Lipper Growth Fund Index
Money Market Fund Index

[GRAPHIC WORM CHART TO BE INSERTED BY PRINTER]

Comparison of change in value of $10,000 investment in the Rightime MidCap Fund, Lipper Growth Fund Index and Money Market Fund Index.



Risk-adjusted Performance Comparison

Rightime MidCap Fund
Balanced Reference Index (50% Lipper/50% Money Market)
Money Market Fund Index

[GRAPHIC WORM CHART TO BE INSERTED BY PRINTER]

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime MidCap Fund, Balanced Reference Index (50% Lipper/50% Money Market), and Money Market Fund Index.



Officers and Directors
of The Rightime Fund, Inc.
-----------------------------------------------------------------------
Name                                         Principal Occupation
and Address          Position and Office     During the past five years
-----------------    ----------------------  --------------------------
David J. Rights*     Chairman of the Board,  President of Rightime
1095 Rydal Road      President, and          Econometrics, Inc., a
Rydal, PA 19046      Treasurer               registered investment
                                             advisor. Consultant
                                             to and registered
                                             representative of Lincoln
                                             Investment Planning, Inc.,
                                             a registered investment
                                             advisor and broker dealer.

Edward S. Forst Sr.* Director,
The Forst Pavilion   Vice-President          Chairman of the Board,
218 Glenside Avenue  and Secretary           Lincoln Investment Planning
Wyncote, PA 19095                            Inc., a registered
                                             investment advisor
                                             and broker dealer.

Francis X. Barrett   Director                Director and Member of the
Reading, PA 19805                            Finance and
                                             Pension Committee, Sacred
                                             Heart Hospital, Formerly,
                                             Executive Director,
                                             National Catholic Education
                                             Association, Pastor, Church
                                             of Holy Guardian Angels,
                                             Reading, PA.

Dr. Winifred L.      Director                Superintendent of Schools,
Tillery                                      Camden County, New Jersey.
Mt. Laurel, NJ
08054

Dr. Carol A. Wacker  Director                Former Assistant
Encinitas, CA 92024                          Superintendent for Senior
                                             High Schools, the
                                             Philadelphia School
                                             District.

------------
* "Interested" director as defined
in the Investment Company Act
of 1940 (the "1940 ACT").



The Rightime Family of Funds

The Forst Pavilion
218 Glenside Ave.
Wyncote, PA 19095-1594

Client Services Department

215-887-8111, Press 1
800-242-1421

Administrator

Rightime Administrators Inc.
The Forst Pavilion
218 Glenside Ave.
Wyncote, PA 19095-1594

Investment Advisor

Rightime Econometrics Inc.
1095 Rydal Road
Rydal, PA 19046

Distributor

Lincoln Investment Planning, Inc.
The Forst Pavilion
218 Glenside Ave.
Wyncote, PA 19095-1595

Custodian

CoreStates Bank N.A.
Broad & Chestnut Streets
Philadelphia, PA 19101

Transfer Agent

Lincoln Investment Planning, Inc.
The Forst Pavilion
218 Glenside Ave.
Wyncote, PA 19095-1595

Legal Counsel

Stradley, Ronon, Stevens & Young
2600 One Commerce Square
Philadelphia, PA 19103

Auditors

Tait, Weller & Baker
Two Penn Center, Suite 700
Philadelphia, PA 19102


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